Leases	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Leases

10.	Leases

The Company leases certain assets under lease agreements. During the year ended December 31, 2023, the Company entered into three new office leases in Turkey, commencing January 1, 2023, February 15, 2023 and March 1, 2023, respectively. The leases all have a five-year term.

The Company used an incremental borrowing rate (“IBR”) of 35% in determining its lease liabilities. The IBR was derived from the Company’s assessment of its borrowings in Turkey.

Lease liability	December 31, 2024	December 31, 2023
Beginning balance	$141,695	$8,609
Additions, cost	-	236,201
Interest expense	18,179	53,831
Lease payments	(22,921)	(85,271)
Currency translation adjustment	(2,538)	(2,458)
Modification of lease	(89,042)	-
Termination of lease	-	(69,217)
Ending balance	$45,373	$141,695

As at December 31, 2024 and December 31, 2023, the Company’s lease liability is as follows:

Lease liability	December 31, 2024	December 31, 2023
Current portion of lease liability	$10,356	$19,637
Long-term portion of lease liability	35,017	122,058
	$45,373	$141,695

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

10.	Leases (continued)

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2024 are as follows:

Operating lease commitments and lease liability
2025	$25,200
2026	25,200
2027	25,200
Total future minimum lease payments	75,600
Discount	(30,227)
Total	$45,373

During the year ended December 31, 2024, the terms of the leases commencing February 1, 2023 and March 1, 2023 were modified and the Company recorded a modification to the lease liability and right-of-use asset of $89,042 and $46,120, respectively, and a gain on lease modification of $42,922 ($46,602 adjusted for hyperinflation).

During the year ended December 31, 2024, $48,356 (2023 - $33,743) of short-term leases were expensed to the consolidated statements of income (loss) and comprehensive income (loss).